Acquisitions, Divestitures and Exchanges - Narrative (Details) - Continuum $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Acquisitions, divestitures and exchanges
Purchase price	$ 80
Households passed	40,000